DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary Of Fair Value In Balance Sheet For Derivatives Designated As Hedging Instruments
The following table summarizes the fair value, notional amounts presented in U.S. dollars, and presentation in the consolidated balance sheet for derivatives designated as hedging instruments as of December 31, 2013 and December 31, 2012:

	Fair Value as of December 31,
Location on Balance Sheet (1):	2013	2012
	(In thousands)
Derivatives designated as hedges — Liabilities:
Interest rate swap — Accrued expenses and other current liabilities (2)	$1,676	$1,888
Interest rate swap — Other liabilities (2)	763	2,238
Total Derivatives designated as hedges — Liabilities	$2,439	$4,126

(1)	The Company classifies derivative assets and liabilities as current based on the cash flows expected to be incurred within the following 12 months.

(2)
At December 31, 2013 and December 31, 2012, the notional amount related to the Company’s sole interest rate swap was $112.5 million and $127.5 million, respectively. In the next 12 months, the Company expects to reduce the notional amount by $15.0 million.

Effect Of Derivative Instruments Designated As Cash Flow Hedges On Statements Of Operations
The following presents the effect of derivative instruments designated as cash flow hedges on the accompanying consolidated statements of operations during the years ended December 31, 2013 and 2012:

	Balance in AOCI Beginning of Year	Amount of Gain (Loss) Recognized in AOCI- (Effective Portion)	Amount of Gain (Loss) Reclassified from AOCI into Earnings-(Effective Portion)	Balance in AOCI End of Year	Location in Statements of Operations
	(In thousands)
Year Ended December 31, 2013
Foreign currency forward contracts	$(34)	$142	$108	$—	Costs of goods sold
Interest rate swap	(4,125)	(252)	(1,938)	(2,439)	Interest (expense)
	$(4,159)	$(110)	$(1,830)	$(2,439)
Year Ended December 31, 2012
Foreign currency forward contracts	$(216)	$(127)	$(309)	$(34)	Costs of goods sold
Interest rate swap	(4,091)	(1,935)	(1,901)	(4,125)	Interest (expense)
	$(4,307)	$(2,062)	$(2,210)	$(4,159)